Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (Loss)	$ (451,938)	$ (1,142,706)	$ (2,623,267)	$ (1,687,501)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Stock for services and compensation			0	483,450
Amortization of debt discount	0	8,775	32,992	16,533
Amortization expense	1,012	1,012	4,050	4,050	$ 4,050
Loss on settlement of debt	0	60,938	80,532	209,598
Amortization of right-of-use asset	346	0	807	0
Stock issued for litigation settlement	0	462,500	462,500	0
Inventory	0	1,132	1,132	(34,730)
Stock received as other income			0	(808,781)
Prepaid and other current assets	7,632	7,684	128	(17,932)
Changes in assets and liabilities:
Accounts payable and accrued expenses	(12,296)	28,643	(131,665)	638,721
Accrued liabilities - related party	49,481	123,881	272,146	296,872
Accrued litigation settlement	0	(100,000)	(300,000)	280,000
Net Cash Used In Operating Activities	(405,763)	(548,141)	(2,200,645)	(619,720)
Cash Flows from Investing Activities:
Repayments on loan payable	0	(9,136)		(9,136)
Purchase of patents			0	(40,500)
Payment of offering costs	4,200	3,000
Security deposit			2,850	0
Net Cash Used in Investing Activities	0	0	(2,850)	(40,500)
Cash Flows from Financing Activities:
Repayment on loan payable - related parties			(4,000)	(226,275)
Proceeds from loan payable - related parties			0	383,275
Proceeds from sale of common stock	395,425	578,855	2,326,074	175,887
Repayments on loan payable			(19,136)	(90,864)
Repurchase of common stock			0	(50,000)
Proceeds from convertible notes payable - related party			0	93,000
Proceeds from convertible notes payable			0	392,975
Payment of offering costs			(17,400)	(26,200)
Net Cash Provided by Financing Activities	391,225	566,719	2,285,538	651,798
Increase (Decrease) in Cash and Cash Equivalents	(14,538)	18,578	82,043	(8,422)
Cash and Cash Equivalents - Beginning of period	95,420	13,377	13,377	21,799
CASH AND CASH EQUIVALENTS - END OF PERIOD	13,377	31,955	95,420	13,377	$ 21,799
Supplemental cash flow information:
Cash paid for interest	0	15	703	12,871
Cash paid for income taxes	0	0	0	0
Schedule of Non-Cash Financing Activities:
Common stock issued for subscription receivable	0	71,717	0	50,550
Amortization of deferred offering costs	21,051	55,371	221,988	6,961
Accounts payable and accrued expenses paid with a promissory note payable	0	10,000	10,000	0
Cancellation of common stock			0	250
Common stock issued to settle accrued liabilities	0	60,000
Common stock issued to settle accrued liabilities - related party	$ 0	$ 127,500	126,000	203,126
Common stock issued for commitment fee			0	250,000
Common stock issued to settle accrued liabilities - related party			218,250	127,500
Accrued litigation settlement paid with loan payable			0	100,000
Initial recognition of operating lease right-of-use asset and operating lease liability			92,425	0
Loans payable - related party converted to convertible notes payable - related party			0	372,000
Common stock issued for conversion of convertible notes payable and accrued interest			0	206,849
Debt discount related to original issue discount			$ 0	$ 49,525